SHARE CAPITAL - Summary of warrants (Details)	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Feb. 04, 2021
Exchangeable prior to December 14, 2022 | Class B Shares
Weighted average exercise price
Shares issued upon conversion, percentage	33.333%
Exchangeable prior to December 14, 2023 | Class B Shares
Weighted average exercise price
Shares issued upon conversion, percentage	66.667%
Common Share Purchase Warrants
Number of Warrants
Outstanding (in shares) | shares	25,548,836	28,696,237
Issued (in shares) | shares		658,860
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	(1,164,638)	(3,231,261)
Number of other equity instruments expired in share-based payment arrangement | shares	(1,153,713)
Number of other equity instruments forfeited in share-based payment arrangement | shares		(575,000)
Outstanding (in shares) | shares	23,230,485	25,548,836
Number of other equity instruments exercisable in share-based payment arrangement | shares	23,230,485
Weighted average exercise price
Outstanding (in CAD per share) | $ / shares	$ 1.22	$ 1.15
Weighted Average Exercise Price Of Other Equity Instruments Exercised Or Vested In Share-based Payment Arrangement | $ / shares		3.40
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	0.31	0.91
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares	0.75	0.54
Outstanding (in CAD per share) | $ / shares	1.29	$ 1.22
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares	$ 1.29
Warrant, conversion ratio	0.5
Weighted average remaining of outstanding contractual life	1 year 9 months 7 days
Unit Purchase Warrants
Number of Warrants
Outstanding (in shares) | shares	868,740	868,740
Issued (in shares) | shares	0	0
Outstanding (in shares) | shares	868,740	868,740
Number of other equity instruments exercisable in share-based payment arrangement | shares	868,740
Weighted average exercise price
Outstanding (in CAD per share) | $ / shares	$ 2.25	$ 2.25
Weighted Average Exercise Price Of Other Equity Instruments Exercised Or Vested In Share-based Payment Arrangement | $ / shares	0	0
Outstanding (in CAD per share) | $ / shares	2.25	$ 2.25
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares	2.25
Exercise Price of Other Equity Instruments in Share-based Payment Arrangement | $ / shares	$ 3.25
Weighted average remaining of outstanding contractual life	10 months 6 days
2021 Warrants
Weighted average exercise price
Warrant, conversion ratio			0.5